SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies. All the segments are grouped and analyzed as three main markets - our cornerstone, our growth engines and our frontier markets - representing the Company's strategy and capital allocation framework.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
In 2019, the Company adopted the new accounting standard IFRS 16 Leases. Accordingly, operating lease expenses are no longer recorded in the income statement but are instead considered in recording a lease liability in the statement of financial position. The Company applied a modified retrospective approach, which means that prior period comparatives were not restated. As a result, Adjusted EBITDA in 2020 and 2019 is not comparable to Adjusted EBITDA in 2018.
In 2020, the Company has chosen to present results from remaining operating segments in ‘Other frontier markets’, separately to ‘HQ and eliminations’. Prior year comparatives have been adjusted to conform to current year presentation.
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2020	2019	2018	2020	2019	2018	2020	2019	2018

Our cornerstone
Russia	3,819	4,481	4,654	1,504	1,957	1,677	1,017	976	742

Our growth engines
Pakistan	1,233	1,321	1,494	612	669	714	249	213	199
Ukraine	933	870	688	630	572	387	179	156	115
Kazakhstan	479	486	441	265	270	206	119	108	66
Uzbekistan	198	258	315	68	136	136	52	53	39

Our frontier markets
Algeria	689	775	813	302	354	363	95	108	107
Bangladesh	537	537	521	228	222	183	126	82	93
Other frontier markets	125	172	201	22	63	54	33	38	43

Other
HQ and eliminations	(33)	(37)	(41)	(177)	(28)	(447)	19	7	11

Total segments	7,980	8,863	9,086	3,454	4,215	3,273	1,889	1,741	1,415
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2020	2019	2018

Profit / (loss) before tax from continuing operations	26	1,181	(248)

Depreciation	1,576	1,652	1,339
Amortization	343	394	495
Impairment loss / (reversal)	785	108	858
(Gain) / loss on disposal of non-current assets	37	43	57
(Gain) / loss on disposal of subsidiaries	78	(1)	(30)
Finance costs	683	892	816
Finance income	(23)	(53)	(67)
Other non-operating (gain) / loss	(111)	(21)	68
Net foreign exchange (gain) / loss	60	20	(15)

Total Segments Adjusted EBITDA	3,454	4,215	3,273